Deposits by Customers - Schedule of Deposits by Customers (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deposits from customers [line items]
Deposits from customers	£ 173,692	£ 177,421
Equity Index Linked Deposits [member]
Disclosure of deposits from customers [line items]
Deposits from customers	1,176	1,301
Capital amount guaranteed or protected	1,176	1,301
Capital amount of return guaranteed	£ 28	£ 67